UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 4, 2006
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        91
Form 13F Information Table Value Total:        $226,482


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      640     7923 SH       SOLE                     7923
AT&T Inc.                      COM              00206R102      209     7500 SH       SOLE                     7500
Abbott Laboratories            COM              002824100     2089    47910 SH       SOLE                    47910
American Express Company       COM              025816109     4432    83277 SH       SOLE                    83277
American International Group,  COM              026874107     6793   115034 SH       SOLE                   115034
Ameriprise Financial, Inc.     COM              03076C106      727    16280 SH       SOLE                    16280
Amgen Inc.                     COM              031162100      576     8826 SH       SOLE                     8826
Anheuser-Busch Cos.            COM              035229103     7318   160515 SH       SOLE                   160515
Apache Corporation             COM              037411105     2365    34654 SH       SOLE                    34654
Asia Pacific Fund Inc.         COM              044901106      349    18500 SH       SOLE                    18500
Automatic Data Processing, Inc COM              053015103      326     7184 SH       SOLE                     7184
BHP Billiton Ltd. ADR          COM              088606108     2986    69325 SH       SOLE                    69325
BP plc ADR                     COM              055622104     5385    77355 SH       SOLE                    77355
Baker Hughes, Inc.             COM              057224107      532     6500 SH       SOLE                     6500
Bank of America Corp.          COM              060505104     1748    36336 SH       SOLE                    36336
Berkshire Hathaway, Inc. Cl. A COM              084670108    12466      136 SH       SOLE                      136
Berkshire Hathaway, Inc. Cl. B COM              084670207    16216     5329 SH       SOLE                     5329
Bristol-Myers Squibb Co.       COM              110122108      499    19300 SH       SOLE                    19300
Buckeye Partners, L.P.         COM              118230101     3952    93900 SH       SOLE                    93900
Cameron Intl Corp.             COM              13342B105      353     7400 SH       SOLE                     7400
Canadian Oil Sands Trust       COM              13642L100     8493   263850 SH       SOLE                   263850
Cedar Fair Limited Partnership COM              150185106     6202   233699 SH       SOLE                   233699
Chevron Corp.                  COM              166764100     1731    27898 SH       SOLE                    27898
Cisco Systems Inc.             COM              17275R102      225    11500 SH       SOLE                    11500
Citigroup Inc.                 COM              172967101     4992   103471 SH       SOLE                   103471
Coca-Cola Company              COM              191216100     1986    46166 SH       SOLE                    46166
Colgate Palmolive Co.          COM              194162103      324     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     3044    92960 SH       SOLE                    92960
Commerce Bancorp               COM              200519106     5766   161650 SH       SOLE                   161650
ConocoPhillips                 COM              20825C104     5989    91394 SH       SOLE                    91394
Devon Energy Corporation       COM              25179M103     3120    51654 SH       SOLE                    51654
Donaldson Company Inc          COM              257651109      271     8000 SH       SOLE                     8000
Dover Corporation              COM              260003108     9090   183892 SH       SOLE                   183892
ER Urgent Care Holdings Inc.   COM              26884h108        3    15000 SH       SOLE                    15000
Eli Lilly & Company            COM              532457108      532     9632 SH       SOLE                     9632
Equifax, Inc.                  COM              294429105      532    15492 SH       SOLE                    15492
Exxon Mobil Corporation        COM              30231G102     4333    70625 SH       SOLE                    70625
First Data Corp.               COM              319963104     1033    22940 SH       SOLE                    22940
Fluor Corp.                    COM              343412102      232     2500 SH       SOLE                     2500
Gannett Co., Inc.              COM              364730101     3534    63185 SH       SOLE                    63185
General Electric Co.           COM              369604103     5855   177627 SH       SOLE                   177627
Genzyme Corp.                  COM              372917104      244     4000 SH       SOLE                     4000
Goldman Sachs Group, Inc.      COM              38141G104      226     1500 SH       SOLE                     1500
Healthcare Select Sector SPDR  COM              81369Y209      529    17500 SH       SOLE                    17500
Home Depot, Inc.               COM              437076102     1893    52903 SH       SOLE                    52903
IBM Corporation                COM              459200101     1085    14124 SH       SOLE                    14124
Illinois Tool Works Inc.       COM              452308109      289     6088 SH       SOLE                     6088
Inco Ltd.                      COM              453258402     1183    17957 SH       SOLE                    17957
Intel Corporation              COM              458140100      266    14010 SH       SOLE                    14010
Intuitive Surgical, Inc.       COM              46120E107      241     2100 SH       SOLE                     2100
Johnson & Johnson              COM              478160104     7701   128522 SH       SOLE                   128522
Kinder Morgan Energy Partners, COM              494550106      854    18575 SH       SOLE                    18575
Kinder Morgan, Inc.            COM              49455P101      634     6350 SH       SOLE                     6350
Laboratory Corp. of America Ho COM              50540r409     5098    81925 SH       SOLE                    81925
Leucadia National Corp.        COM              527288104     1471    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      319     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      258     4250 SH       SOLE                     4250
M & T Bank Corp.               COM              55261F104     2117    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465      834    12750 SH       SOLE                    12750
McCormick & Co., Inc. Non-Voti COM              579780206      268     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      603    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      863    18395 SH       SOLE                    18395
Microsoft Corporation          COM              594918104     3891   166995 SH       SOLE                   166995
Mohawk Industries Inc.         COM              608190104     4344    61750 SH       SOLE                    61750
Newmont Mining Corp.           COM              651639106     2373    44825 SH       SOLE                    44825
Pepsico, Inc.                  COM              713448108     1649    27466 SH       SOLE                    27466
Pfizer Inc.                    COM              717081103     2289    97535 SH       SOLE                    97535
Procter & Gamble Company       COM              742718109     5793   104195 SH       SOLE                   104195
Progressive Corporation        COM              743315103     1212    47132 SH       SOLE                    47132
Prologis SBI                   COM              743410102      348     6683 SH       SOLE                     6683
Quest Diagnostics Inc          COM              74834L100      204     3400 SH       SOLE                     3400
Rayonier, Inc.                 COM              754907103    10799   284850 SH       SOLE                   284850
Royal Dutch Shell PLC ADR      COM              780259206      656     9800 SH       SOLE                     9800
S&P Depository Receipts        COM              78462F103     1805    14185 SH       SOLE                    14185
Schlumberger Ltd.              COM              806857108     7943   121986 SH       SOLE                   121986
ServiceMaster Company          COM              81760N109      189    18300 SH       SOLE                    18300
Telefonos de Mexico            COM              879403780      380    18264 SH       SOLE                    18264
The Hershey Company            COM              427866108      220     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      209     4126 SH       SOLE                     4126
Tribune Co.                    COM              896047107      243     7500 SH       SOLE                     7500
United Parcel Service Cl. B    COM              911312106      200     2430 SH       SOLE                     2430
United Technologies            COM              913017109      292     4600 SH       SOLE                     4600
Verizon Communications         COM              92343V104      619    18481 SH       SOLE                    18481
Vodafone Group PLC             COM              92857W100      729    34240 SH       SOLE                    34240
Wachovia Corp.                 COM              929903102      276     5100 SH       SOLE                     5100
Wal-Mart Stores, Inc.          COM              931142103     6225   129240 SH       SOLE                   129240
Washington Post ""B""          COM              939640108      322      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     7170   106894 SH       SOLE                   106894
Whole Foods Mkt. Inc.          COM              966837106      235     3640 SH       SOLE                     3640
Wyeth                          COM              983024100     1027    23121 SH       SOLE                    23121
Zimmer Holdings, Inc.          COM              98956P102      611    10764 SH       SOLE                    10764